Consolidated Statements of Profit or Loss - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements Of Profit Or Loss
Interest income and gains (losses) on financial instruments	$ 6,439,712	$ 3,555,213	$ 1,046,746
Fee and commission income	1,589,264	1,237,018	651,277
Total revenue	8,028,976	4,792,231	1,698,023
Interest and other financial expenses	(2,036,925)	(1,547,903)	(367,344)
Transactional expenses	(215,930)	(176,427)	(117,119)
Credit loss allowance expenses	(2,285,218)	(1,404,911)	(480,643)
Total cost of financial and transactional services provided	(4,538,073)	(3,129,241)	(965,106)
Gross profit	3,490,903	1,662,990	732,917
Operating expenses
Customer support and operations	(488,082)	(335,363)	(190,509)
General and administrative expenses (G&A)	(1,042,290)	(1,333,267)	(628,901)
Contingent share award (CSA) termination		(355,573)
G&A - Others	(1,042,290)	(977,694)	(628,901)
Marketing expenses	(171,022)	(152,997)	(79,574)
Other expenses (income)	(250,431)	(150,264)	(4,097)
Total operating expenses	(1,951,825)	(1,971,891)	(903,081)
Profit (loss) before income taxes	1,539,078	(308,901)	(170,164)
Current taxes	(1,184,230)	(473,345)	(219,824)
Deferred taxes	675,682	417,612	224,654
Total income taxes	(508,548)	(55,733)	4,830
Profit (loss) for the year	1,030,530	(364,634)	(165,334)
Profit (loss) attributable to shareholders of the parent company	1,030,530	(364,578)	(164,993)
Profit (loss) attributable to non-controlling interests		$ (56)	$ (341)
Earnings (loss) per share – Basic	$ 0.2175	$ (0.0780)	$ (0.1030)
Earnings (loss) per share – Diluted	$ 0.2121	$ (0.0780)	$ (0.1030)
Weighted average number of outstanding shares – Basic (in thousands of shares)	4,738,841	4,676,977	1,602,126
Weighted average number of outstanding shares – Diluted (in thousands of shares)	4,857,579	4,676,977	1,602,126